Summary of Market Restricted Stock Units Activity (Detail) - Market Restricted Stock Units	12 Months Ended
Dec. 31, 2015 $ / shares shares
Number of market restricted stock unit
Outstanding at beginning of period | shares	100,000
Granted | shares	0
Paid | shares	0
Forfeited | shares	0
Outstanding at end of period | shares	100,000
Weighted-average ordinary fair value per share at grant date
Beginning Balance | $ / shares	$ 5.56
Granted | $ / shares	0
Paid | $ / shares	0
Forfeited | $ / shares	0
Ending Balance | $ / shares	$ 5.56